Related Party Transactions - Summary Of Accounts Receivable Related Party Debt Allowance For Credit Loss (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance as of January 1	¥ 142,834
Addition/(Reverse)	19,496	$ 2,788	¥ 677	¥ 12,243
Foreign Exchange effect	1,739	249	(1,038)
Total	159,596	22,822	142,834
Account Receivable Related Party [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance as of January 1	36,847	5,269	35,582
Addition/(Reverse)	(102)	(15)	1,128
Foreign Exchange effect	(83)	(12)	137
Total	¥ 36,662	$ 5,242	¥ 36,847	¥ 35,582